UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22463

Ironwood Institutional Multi-Strategy Fund LLC
 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information  provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC

PROXY VOTING RECORD

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT?

Alphadyne Global Rates Fund II, Ltd.	N/A	N/A	September 2, 2019
Updated supplemental disclosure to the offering memorandum and a notification regarding the completion of the spinout of Astignes Capital from Alphadyne and certain aspects of the spinout impacting Alphadyne Asset Management LP that may be deemed to constitute a change of control.
					Issuer	Yes	For	For

Alphadyne International Fund, Ltd.	N/A	N/A	September 2, 2019
Updated supplemental disclosure to the offering memorandum and a notification regarding the completion of the spinout of Astignes Capital from Alphadyne and certain aspects of the spinout impacting Alphadyne Asset Management LP that may be deemed to constitute a change of control.
					Issuer	Yes	For	For

Two Sigma Spectrum Cayman Fund, Ltd.	N/A	N/A	September 9, 2019
Combine the non-U.S. trading of Two Sigma Spectrum Portfolio, LLC with the majority of the non-U.S. trading of Two Sigma Equity Portfolio, LLC. The combination will result in a new vehicle called Two Sigma Equity Spectrum Portfolio, LLC.
					Issuer	Yes	For	For

Citadel Kensington Global Strategies Fund Ltd.	N/A	N/A	October 19, 2019
Amendments to the offering memorandum, memorandum and articles of association, and related governing documents. Among these amendments are (i) applying the Management Fee and Performance Allocation offset to all shares, effective January 1, 2020 (and as a result, going forward, will offer one tranche of shares), (ii) changing the share capital from participating-only shares to management and participating shares and (iii) the implementation of a succession process to address the future management of Citadel in the event of Kenneth Griffin’s death.
					Issuer	Yes	For	For

Elliott International Ltd.	N/A	N/A	June 19, 2020
Eliminate Class A interests in the Elliott International, Ltd. with the option to either convert Class A Interests into the lower-fee Class B limited interests or to be compulsorily withdrawn for cash. Class B Interests are subject to an investor-level gate that permits withdrawals of up to 25% of an investor’s Class B Interests on a semi-annual basis.
					Issuer	Yes	For	For

2

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Institutional Multi-Strategy Fund LLC

	By:	/s/ Jonathan Gans
Jonathan Gans, President
(Principal Executive Officer)

Date: August 31, 2020